Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 256,910,000.00
Previously Paid Amount	0.00
Total Fee Amount	35,479.27
Total Offset Amount	0.00
Net Fee	$ 35,479.27